RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of marketplace service provide to related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketplace service provided to related parties	¥ 10,970	¥ 765
Other goods and services provided to related parties	393
Yuncheng
Marketplace service provided to related parties	2,932
Other goods and services provided to related parties	171
Bixin
Marketplace service provided to related parties	2,759	373
Other goods and services provided to related parties	31
Liumang Yike
Marketplace service provided to related parties	227	301
Jimi
Marketplace service provided to related parties	2,379
Zhangtaihe
Marketplace service provided to related parties	876
Jibi
Marketplace service provided to related parties	522
Jixi
Marketplace service provided to related parties	574
Zhaomu
Other goods and services provided to related parties	73
Others
Marketplace service provided to related parties	701	¥ 91
Other goods and services provided to related parties	60
Weixin
Other goods and services provided to related parties	¥ 58